Investment in associates (Tables)	12 Months Ended
Dec. 31, 2021
Investment in associates
Investments In Associates
	12-31-2021	12-31-2020
	ARS 000	ARS 000

ECOGAS Group (Note 3.1)	6,106,838	6,765,891
Transportadora de Gas del Mercosur S.A.	193,533	173,083
Termoeléctrica José de San Martin S.A. (Note 1.2.a)	-	60,091
Termoeléctrica Manuel Belgrano S.A. (Note 1.2.a)	-	40,860
	6,300,371	7,039,925

Summary Of Share Of The Profit Of Associates
	2021	2020	2019
	ARS 000	ARS 000	ARS 000

ECOGAS Group (Note 3.1)	(518,879)	149,414	2,115,125
Transportadora de Gas del Mercosur S.A.	20,451	(23,943)	(13,758)
Termoeléctrica José de San Martin S.A. (Note 1.2.a)	(37,745)	39,763	94,396
Termoeléctrica Manuel Belgrano S.A. (Note 1.2.a)	(28,329)	(1,085)	91,982
	(564,502)	164,149	2,287,745